SHARE CAPITAL (Details) € / shares in Units, $ / shares in Units, ₽ in Millions, € in Millions, $ in Millions			12 Months Ended
	Jun. 29, 2020 RUB (₽) shares	Jun. 29, 2020 USD ($) individual $ / shares shares	Dec. 31, 2022 RUB (₽) Vote € / shares shares	Dec. 31, 2022 USD ($) class	Dec. 31, 2021 RUB (₽) shares	Dec. 31, 2021 RUB (₽) $ / shares shares	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) Vote € / shares shares	Oct. 31, 2022 shares	Sep. 30, 2022 shares	Dec. 31, 2021 EUR (€) shares	Nov. 30, 2021 USD ($)
Effect of the changes made to the comparative periods
Number of authorized classes of ordinary shares | class				3
Share capital
Authorized (in shares)			574,887,317		574,887,317	574,887,317			574,887,317			574,887,317
Issued and fully paid (in shares)			362,050,945		359,509,154	359,509,154			362,050,945			359,509,154
Issued and fully paid (in EUR or RUB)			₽ 284		₽ 282	₽ 282			€ 6.8			€ 6.8
Average price per share | $ / shares								$ 33.86
Proceeds from issuance of ordinary shares | ₽							₽ 72,650
SPO related expenses | ₽							₽ 721
Common Class A
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares									€ 0.01
Number of votes per ordinary share | Vote			1						1
Share capital
Shares authorized			500,000,000		500,000,000	500,000,000			500,000,000			500,000,000
Ordinary shares issued			326,342,270		323,800,479	323,800,479			326,342,270	2,541,791	2,541,791	323,800,479
Issued and fully paid (in EUR or RUB)			₽ 156		₽ 154	₽ 154			€ 3.2			€ 3.2
Aggregate amount of shares ratified for repurchase | $													$ 200.0
Number of shares repurchased					1,226,355		4,228,163	4,228,163
Average price per share | $ / shares						₽ 78.39
Aggregate amount of shares repurchased				$ 0.0	₽ 6,960		₽ 10,585
Shares issued	8,121,827	8,121,827					21,522,840	21,522,840
Proceeds from issuance of ordinary shares							₽ 73,276	$ 1,060.0
Common Class A | Underwriter
Share capital
Share price (in dollars per share) | $ / shares		$ 49.25
Shares issued	1,218,274	1,218,274
Aggregate number of shares issued	9,340,101	9,340,101
Proceeds from issuance of ordinary shares	₽ 31,799	$ 460.0
Common Class A | Private placement
Share capital
Share price (in dollars per share) | $ / shares		$ 49.25
Shares issued	4,060,913	4,060,913
Aggregate number of shares issued	12,182,739	12,182,739
Proceeds from issuance of ordinary shares	₽ 41,477	$ 600.0
Number of private investors | individual		3
Common Class B
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares									€ 0.10
Number of votes per ordinary share | Vote			10						10
Share capital
Shares authorized			37,138,658		37,138,658	37,138,658			37,138,658			37,138,658
Ordinary shares issued			35,698,674		35,698,674	35,698,674			35,698,674			35,698,674
Issued and fully paid (in EUR or RUB)			₽ 128		₽ 128	₽ 128			€ 3.6			€ 3.6
Common Class C
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares									€ 0.09
Number of votes per ordinary share | Vote			9						9
Maximum dividend rate (in euros per share) | € / shares			₽ 0.01
Share capital
Shares authorized			37,748,658		37,748,658	37,748,658			37,748,658			37,748,658
Ordinary shares issued			10,000		10,000	10,000			10,000			10,000
Priority share
Effect of the changes made to the comparative periods
Preference stock par value (in euros per share) | € / shares									€ 1
Share capital
Preferred shares authorized			1		1	1			1			1
Preferred shares issued			1		1	1			1			1